Loans and Allowance for Loan Losses - Schedule of Rollforward of Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 486,845	$ 479,385	$ 443,424
Charge-offs	(109,400)	(160,948)	(183,074)
Recoveries	30,692	26,954	29,732
Provision for (reversal of) loan losses	69,797	141,454	189,303
Ending balance	477,934	486,845	479,385
Commercial & Industrial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	210,525	218,970	161,550
Charge-offs	(47,003)	(119,388)	(86,320)
Recoveries	19,218	17,084	16,664
Provision for (reversal of) loan losses	40,594	93,859	127,076
Ending balance	223,334	210,525	218,970
Commercial Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	134,021	133,758	143,575
Charge-offs	(24,639)	(10,184)	(45,450)
Recoveries	1,217	1,905	1,273
Provision for (reversal of) loan losses	(2,463)	8,542	34,360
Ending balance	108,136	134,021	133,758
Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	142,299	126,657	138,299
Charge-offs	(37,758)	(31,376)	(51,304)
Recoveries	10,257	7,965	11,795
Provision for (reversal of) loan losses	31,666	39,053	27,867
Ending balance	$ 146,464	$ 142,299	$ 126,657